Average Annual Total Returns{- Fidelity® GNMA Fund} - 07.31 Fidelity GNMA Fund PRO-08 - Fidelity® GNMA Fund	Fidelity GNMA Fund-Default Return Before Taxes Past 1 year	Fidelity GNMA Fund-Default Return Before Taxes Past 5 years	Fidelity GNMA Fund-Default Return Before Taxes Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions Past 10 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity GNMA Fund-Default After Taxes on Distributions and Sales Past 10 years	LB020 Past 1 year	LB020 Past 5 years	LB020 Past 10 years
Total	(0.85%)	2.16%	2.05%	(1.21%)	1.38%	1.15%	(0.48%)	1.32%	1.19%	(1.45%)	2.16%	1.99%